LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN TAX AWARE ENHANCED INCOME FUND

June 1, 2000

Dear Shareholder,

For the six-month period ended April 30, 2000, the J.P. Morgan Tax Aware Enhanced Income Fund: Institutional Shares returned 1.63%, while the J.P. Morgan Tax Aware Enhanced Income Fund: Select Shares posted a 1.50% return. Both outperformed the 1.29% return of the Lipper Short-Intermediate Investment Grade Debt Funds Average. However, they underperformed their benchmark, the Merrill Lynch 3-Month U.S. Treasury Bill Index, which posted 2.73% for the period.

As of April 30, 2000, the J.P. Morgan Tax Aware Enhanced Income Fund:
Institutional Shares' and the J.P. Morgan Tax Aware Enhanced Income Fund:
Select Shares' net assets were approximately $279.6 million and $28.5 million, respectively. For both share classes, dividends of approximately $0.04 per share were paid from ordinary income of which approximately $0.03 is exempt from federal income tax. The NAV for both share classes declined one cent to $1.98 over the six-month period.

This report includes a discussion with Richard Oswald, the portfolio manager primarily responsible for the J.P. Morgan Tax Aware Enhanced Income Fund. In this interview, Dick discusses the events in the fixed income markets, portfolio performance, and what he sees on the horizon.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,


/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS...........1   FUND FACTS AND HIGHLIGHTS............6
FUND PERFORMANCE.....................2   FINANCIAL STATEMENTS.................8
PORTFOLIO MANAGER Q&A................4
--------------------------------------------------------------------------------

Fund Performance

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

PERFORMANCE                                       TOTAL RETURNS
                                                 ---------------------------------------------------------------------
                                                  ONE           THREE          SIX           ONE           SINCE
AS OF APRIL 30, 2000                              MONTH         MONTHS         MONTHS        YEAR          INCEPTION*
----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Tax Aware Enhanced
   Income Fund: Institutional Shares              -0.16%        1.06%          1.63%         3.11%         3.11%
Merrill Lynch 3-Month
   U.S. Treasury Bill Index**                      0.47%        1.43%          2.73%         5.31%         5.31%
Lipper Short-Intermediate Investment
   Grade Debt Funds Average***                    -0.14%        1.54%          1.29%         1.68%         1.68%

AS OF MARCH 31, 2000
----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Tax Aware Enhanced
   Income Fund: Institutional Shares               0.87%        1.08%          2.15%          N/A          3.28%
Merrill Lynch 3-Month
   U.S. Treasury Bill Index**                      0.52%        1.40%          2.66%          N/A          4.82%
Lipper Short-Intermediate Investment
   Grade Debt Funds Average***                     0.94%        1.31%          1.64%          N/A          1.80%

*THE INSTITUTIONAL SHARES COMMENCED OPERATIONS ON APRIL 16, 1999 AND HAVE PROVIDED A TOTAL RETURN OF 3.12% FROM THAT DATE THROUGH APRIL 30, 2000. FOR THE PURPOSE OF COMPARISON, "SINCE INCEPTION" RETURNS IN THE TABLES ABOVE ARE CALCULATED FROM APRIL 30, 1999.

**THE MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX IS AN UNMANAGED INDEX THAT TRACKS THE PERFORMANCE OF THE 3-MONTH U.S. TREASURY MARKET. THE INDEX DOES NOT INCLUDE FEES OR CHARGES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

***DESCRIBES THE AVERAGE TOTAL RETURN FOR ALL FUNDS IN THE INDICATED LIPPER CATEGORY, AS DEFINED BY LIPPER INC., AND DOES NOT TAKE INTO ACCOUNT APPLICABLE SALES CHARGES. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT THE REIMBURSEMENT OF CERTAIN EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER.

Fund Performance

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

PERFORMANCE                                      TOTAL RETURNS
                                                 ---------------------------------------------------------------------
                                                  ONE                THREE             SIX               SINCE
AS OF APRIL 30,2000                               MONTH              MONTHS            MONTHS            INCEPTION*
----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Tax Aware Enhanced
   Income Fund: Select Shares                     -0.18%             0.99%             1.50%             2.86%
Merrill Lynch 3-Month
   U.S. Treasury Bill Index**                      0.47%             1.43%             2.73%             5.31%
Lipper Short-Intermediate Investment
   Grade Debt Funds Average***                    -0.14%             1.54%             1.29%             1.68%

AS OF MARCH 31, 2000
----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Tax Aware Enhanced
   Income Fund: Select Shares                      0.85%             1.02%             2.03%             3.05%
Merrill Lynch 3-Month
   U.S. Treasury Bill Index**                      0.52%             1.40%             2.66%             4.82%
Lipper Short-Intermediate Investment
   Grade Debt Funds Average***                     0.94%             1.31%             1.64%             1.80%


*THE SELECT SHARES COMMENCED OPERATIONS ON MAY 6, 1999. PERFORMANCE FROM APRIL 30, 1999 TO MAY 6, 1999 REFLECTS THE HISTORICAL PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES, WHICH HAVE A LOWER EXPENSE RATIO. ACCORDINGLY, PERFORMANCE FOR THE FUND WOULD HAVE BEEN LOWER IF AN INVESTMENT HAD BEEN MADE IN THE FUND DURING THE SAME TIME PERIOD. FOR THE PURPOSE OF COMPARISON, "SINCE INCEPTION" RETURNS IN THE TABLES ABOVE ARE CALCULATED FROM APRIL 30, 1999. THE SELECT SHARES' TOTAL RETURN FROM COMMENCEMENT OF OPERATIONS ON
MAY 6, 1999 TO APRIL 30, 2000 IS 2.81%.

**THE MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX IS AN UNMANAGED INDEX THAT TRACKS THE PERFORMANCE OF THE 3-MONTH U.S. TREASURY MARKET. THE INDEX DOES NOT INCLUDE FEES OR CHARGES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

***DESCRIBES THE AVERAGE TOTAL RETURN FOR ALL FUNDS IN THE INDICATED LIPPER CATEGORY, AS DEFINED BY LIPPER INC., AND DOES NOT TAKE INTO ACCOUNT APPLICABLE SALES CHARGES. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER.

Portfolio Manager Q&A

[PHOTO]

The following is an interview with RICHARD OSWALD, vice president and member of the portfolio management team for the J.P. Morgan Tax Aware Enhanced Income Fund. Dick joined Morgan in October 1996 after eight years with CBS Inc., where he served as corporate treasurer and president of the company's investment subsidiary. Dick has also held financial positions with Primerica Corporation and Price Waterhouse. He earned a B.A. from the University of Toronto and an M.B.A. from the Rochester Institute of Technology, and is licensed as a C.P.A. in New York State. This interview was conducted on May 12, 2000, and represents Dick's views on that date.

WHAT HAS BEEN OCCURRING IN THE FIXED INCOME MARKETS DURING THE PAST SIX MONTHS?

RO: Interest rates have continued to take center stage. As the Federal Reserve has moved to curtail the strong economy and protect against inflation by raising short-term interest rates, all other debt markets have seen rates rise as well. In the sectors in which the Tax Aware Enhanced Fund normally invests (roughly 1 to 5 year), rates have increased between 30 and 55 basis points in response to the Fed actions during the fund's first half.

At the close of the calendar year, liquidity seemed to concern investors, fueled in part by Y2K concerns. As a result, short-term rates in the taxable markets dropped down to the 1%-2% range, and have since increased. During the same period, municipal rates increased, declining during the first quarter of 2000. The fund's ability to invest in both taxable and tax-exempt securities allowed us to capitalize on the situation by taking advantage of market conditions. To further maintain the fund's yield curve position and liquidity, we continued to invest in floating-rate AAA debt when appropriate.

HOW HAS THE FUND PERFORMED IN THIS ENVIRONMENT?

RO: The Tax Aware Enhanced Fund has put in a solid performance during this volatile six-month period. At April 30, 2000, it posted a one-cent decline in net asset value to $1.98, compared with the NAV at October 31, 1999. This was due primarily to the fund's defensive duration strategy, which kept the duration target at approximately 0.75 years, lower than the traditional one-year mark. The shorter duration target helps us cope with a changing interest rate picture, but does make the fund more susceptible to short-term rate increases.

WHAT DO YOU SEE GOING FORWARD AND HOW WILL YOU MANAGE THE FUND AS A RESULT?

RO: The movement of interest rates will continue to be a significant factor in the months to come. While the economy has shown some signs of slowing, the Federal Reserve will continue to guard against inflation by raising short-term rates when it deems it necessary.

The federal government's continued debt-reduction activities will further reduce the supply of Treasury bonds, putting pressure on the shape of the yield curve.

Retail demand for bonds may remain strong. The volatility in the stock market during the first quarter of 2000 heightened investor awareness of asset allocation strategies and brought investors back into the municipals market.

We will continue to take a conservative approach. With the economy continuing its strong performance, we anticipate more credit tightening from the Federal Reserve and resulting higher interest rates. Consequently, we will stay with our 0.75-year duration target until we begin to see that the Fed is near the end of its tightening cycle.

Fund Facts

INVESTMENT OBJECTIVE
J.P. Morgan Tax Aware Enhanced Income Fund seeks to provide high current after tax income consistent with principal preservation by investing in tax exempt and taxable fixed income securities.

-------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
INSTITUTIONAL SHARES: 4/16/99
SELECT SHARES: 5/6/99

-------------------------------------------------------------------------------
FUND NET ASSETS AS OF 4/30/00
INSTITUTIONAL SHARES: $279,602,093
SELECT SHARES: $28,493,329

-------------------------------------------------------------------------------
FUND NET ASSETS AS OF 4/30/00
$308,095,422

-------------------------------------------------------------------------------
DIVIDEND PAYABLE DATE
MONTHLY

-------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/13/00



EXPENSE RATIOS
INSTITUTIONAL SHARES: 0.25%
SELECT SHARES: 0.50%
The current annualized expense ratios cover shareholders' expenses for custody, tax reporting, and investment advisory and shareholder services, after reimbursement. The fund is no-load and does not charge any sales or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.


Fund highlights
ALL DATA AS OF APRIL 30, 2000

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

-REVENUE BONDS 27.5%
-AUCTION RATE DEBT BONDS 23.0%
-GENERAL OBLIGATIONS 12.4%
-VARIABLE RATE DEMAND NOTES 9.0%
-INSURED 8.4%
-PRE-REFUNDED & ETM 6.6%
-CORPORATES 4.5%
-PRIVATE PLACEMENTS 3.8%
-ASSET-BACKET SECURITIES 1.7%
-RANS, TRANS, AND BANS 1.0%
-OTHER 0.1%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

References to specific securities are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Opinions expressed herein and other fund data presented are based on current market conditions and are subject to change without notice. The fund's tax-aware strategies may reduce your capital gains but will not eliminate them. The fund invests in foreign securities, mortgage-related securities, interest rate swaps, futures contracts, and options, which may make the fund more volatile.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 (INSTITUTIONAL SHARES) OR
(800) 521-5411 (SELECT SHARES) FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

      PRINCIPAL
       AMOUNT                                           SECURITY           MOODY'S            MATURITY
   (IN THOUSANDS)           SECURITY DESCRIPTION          TYPE               S&P                DATE          RATE         VALUE
---------------------    --------------------------    -----------    ------------------    ------------    --------    ------------
LONG-TERM INVESTMENTS (74.0%)
COLLATERALIZED MORTGAGE OBLIGATIONS AND
ASSET BACKED SECURITIES (1.6%)
       $ 5,000           Peco Energy Transition
                           Trust, (Series 1999-A,
                           Class A3, due
                           03/01/06)...............                        Aaa/AAA          09/01/00(a)       6.020%    $  4,984,350
                                                                                                                        ------------

CORPORATE OBLIGATIONS (1.6%)
         5,000           Pepsico, Inc.,
                           (Series MTN, due
                           08/17/07)...............                          A1/A           08/17/00(a)       7.425        4,928,350
                                                                                                                        ------------
MUNICIPAL SECURITIES (70.8%)
ALABAMA (2.6%)
         8,000           Birmingham Special Care
                           Facilities, (Financing
                           Authority Revenue,
                           Baptist Medical Centers,
                           Series B, due
                           09/01/20)...............             RB          NR/NR           05/01/00(a)       5.830        8,000,000
                                                                                                                        ------------

ARIZONA (0.3%)
         1,000           Salt River Project,
                           (Arizona Agriculture
                           Improvement & Power
                           District Electric System
                           Revenue, due
                           01/01/19)...............             RB          Aa2/AA          01/01/02(a)       5.750          996,250
                                                                                                                        ------------

ARKANSAS (0.6%)
         2,000           Arkansas Student Loan
                           Authority Revenue,
                           (Series A, due
                           06/01/14)...............           ARDB          Aaa/NR          05/25/00(a)       4.148        2,000,000
                                                                                                                        ------------

CALIFORNIA (0.3%)
         1,000           Los Angeles County
                           Transmission Commission
                           (Sales Tax Revenue,
                           Series B, due
                           07/01/13), AMBAC
                           Insured.................             RB         Aaa/AAA          07/01/01(a)       6.500        1,040,000
                                                                                                                        ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             SECURITY         MOODY'S             MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION          TYPE               S&P               DATE            RATE        VALUE
---------------------    --------------------------    -----------    ------------------    ------------    --------    ------------
COLORADO (1.1%)
       $ 1,775           Colorado Springs
                           Utilities, (Series C,
                           due 11/15/21)...........             RB          Aa2/AA          11/15/01(a)       6.750     $  1,846,000
         1,560           Denver City & County
                           Airport, (Series C, due
                           11/15/22)...............    Prerefunded         AAA/BBB+         11/15/02(a)       6.750        1,651,650
                                                                                                                        ------------
                             TOTAL COLORADO........                                                                        3,497,650
                                                                                                                        ------------

DISTRICT OF COLUMBIA (1.7%)
         5,000           District of Columbia,
                           (Series B, due
                           06/01/08), MBIA
                           Insured.................    Prerefunded         AAA/AAA          06/01/02(a)       6.300        5,231,250
                                                                                                                        ------------

FLORIDA (1.5%)
         2,495           Florida Mid-Bay Bridge
                           Authority, (Series A,
                           due 10/01/17)...........             RB          NR/NR           10/01/01(a)       7.500        2,641,581
         2,000           Florida Mid-Bay Bridge
                           Authority, (Series B,
                           due 10/01/22)...........             RB          NR/NR           10/01/01(a)       8.500        2,145,000
                                                                                                                        ------------
                             TOTAL FLORIDA.........                                                                        4,786,581
                                                                                                                        ------------

HAWAII (1.6%)
         4,750           Hawaii, (Series CE, due
                           06/01/07)...............    Prerefunded          AAA/A+          06/01/03(a)       5.250        4,827,187
                                                                                                                        ------------

ILLINIOS (1.0%)
         2,930           Du Page Water Commission,
                           (due 03/01/03)..........             GO         Aaa/AAA          03/01/02(a)       6.150        3,017,900
                                                                                                                        ------------

LOUISIANA (4.1%)
         5,250           Louisiana Public
                           Facilities Authority,
                           (Student Loan
                           Series A-3, due
                           09/01/21), MBIA
                           insured.................           ARDB          Aaa/NR          05/31/00(a)       4.150        5,250,000
         7,400           Louisiana Public
                           Facilities Authority,
                           (Student Loan,
                           Series A-1, due
                           02/01/29), MBIA
                           Insured.................           ARDB          Aaa/NR          05/29/00(a)       4.120        7,400,000
                                                                                                                        ------------
                             TOTAL LOUISIANA.......                                                                       12,650,000
                                                                                                                        ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             SECURITY         MOODY'S             MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION          TYPE               S&P               DATE            RATE        VALUE
---------------------    --------------------------    -----------    ------------------    ------------    --------    ------------
MASSACHUSETTS (0.7%)
       $ 2,000           Massachusetts Health &
                           Educational Facilities
                           Authority, (Suffolk
                           University, Series A,
                           due 07/01/20)...........    Prerefunded         Baa2/NR          07/01/00(a)       8.125%    $  2,041,420
                                                                                                                        ------------

MICHIGAN (1.0%)
         3,000           Michigan Strategic Fund
                           Ltd., (Detroit Edison,
                           Series C, due
                           09/01/29)...............             RB          A3/A-           09/01/01(a)       4.730        3,000,000
                                                                                                                        ------------

MISSISSIPPI (2.4%)
         5,000           Mississippi Higher
                           Education Assistance
                           Corp., (Student Loan
                           Revenue Series B, due
                           09/01/09)...............           ARDB          Aaa/NR          05/09/00(a)       4.120        5,000,000
         1,500           Mississippi Higher
                           Education Assistance
                           Corp., (Student Loan
                           Revenue, Series A, due
                           09/01/05)...............           ARDB          NR/NR           05/10/00(a)       4.100        1,500,000
         1,000           Mississippi Higher
                           Education Assistance
                           Corp., (Student Loan
                           Revenue, Series A, due
                           09/01/16)...............           ARDB          Aaa/NR          05/31/00(a)       4.200        1,000,000
                                                                                                                        ------------
                             TOTAL MISSISSIPPI.....                                                                        7,500,000
                                                                                                                        ------------

MONTANA (0.5%)
         1,500           Montana State Higher
                           Education Assistance
                           Corp., (Student Loan
                           Revenue, Series A, due
                           12/01/31)...............           ARDB          Aaa/NR          05/10/00(a)       4.140        1,500,000
                                                                                                                        ------------

NEBRASKA (0.6%)
         1,665           Omaha Airport Authority,
                           (due 01/01/14)..........    Prerefunded           A1/A           01/01/02(a)       8.375        1,787,794
                                                                                                                        ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             SECURITY         MOODY'S             MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION          TYPE               S&P               DATE            RATE        VALUE
---------------------    --------------------------    -----------    ------------------    ------------    --------    ------------
NEVADA (3.6%)
       $ 4,500           Clark County Industrial
                           Development Revenue,
                           (Nevada Power Co.
                           Project, Series C due
                           10/01/22), AMBAC
                           Insured.................             RB         Aaa/AAA          10/01/02(a)       7.200%    $  4,803,750
         6,000           Clark County School
                           District, (Series A, due
                           06/01/09), MBIA
                           Insured.................    Prerefunded         Aaa/AAA          06/01/01(a)       7.000        6,216,180
                                                                                                                        ------------
                             TOTAL NEVADA..........                                                                       11,019,930
                                                                                                                        ------------

NEW MEXICO (4.7%)
         2,800           Albuqerque Retirement
                           Facilities, (La Vida
                           Liena Project,
                           Series A, due
                           02/01/23)...............    Prerefunded          NR/AAA          02/01/01(a)       8.850        3,150,000
         4,000           New Mexico Educational
                           Assistance Foundation,
                           (Series A-1, due
                           11/01/09)...............           ARDB          Aaa/NR          05/16/00(a)       4.100        4,000,000
         7,200           New Mexico Educational
                           Assistance Foundation,
                           (Student Loan Revenue,
                           Series B-1, due
                           11/01/25)...............           ARDB          Aaa/NR          05/30/00(a)       4.099        7,200,000
                                                                                                                        ------------
                             TOTAL NEW MEXICO......                                                                       14,350,000
                                                                                                                        ------------

NEW YORK (2.8%)
         5,500           New York, (Series H)......             GO          A3/A-           08/01/03          5.000        5,479,375
         2,000           New York, (Series J)......             GO          A3/A-           05/15/01          5.000        2,011,960
         1,000           Triborough Bridge & Tunnel
                           Authority, (Special
                           Obligation, Series A,
                           due 01/01/04) MBIA
                           Insured.................             RB         Aaa/AAA          01/01/01(a)       6.500        1,028,310
                                                                                                                        ------------
                             TOTAL NEW YORK........                                                                        8,519,645
                                                                                                                        ------------

OHIO (2.5%)
         2,300           Hilliard School District,
                           (due 12/01/14)..........    Prerefunded          Aa2/NR          12/01/01(a)       6.300        2,400,625
         5,300           Student Loan Funding
                           Corp., (Student Loan
                           Revenue, Series B-1, due
                           06/01/25)...............           ARDB         Aaa/AAA          05/08/00(a)       4.150        5,300,000
                                                                                                                        ------------
                             TOTAL OHIO............                                                                        7,700,625
                                                                                                                        ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             SECURITY         MOODY'S             MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION          TYPE               S&P               DATE            RATE        VALUE
---------------------    --------------------------    -----------    ------------------    ------------    --------    ------------
PENNSYLVANIA (4.4%)
       $ 5,570           Lehigh County General
                           Purpose Authority,
                           (Wiley House, due
                           11/01/06)...............    Prerefunded          AAA/NR          11/01/01(a)       9.375%    $  6,043,450
         5,000           Pennsylvania
                           Intergovernmental Co-op
                           Authority, (Special Tax
                           Revenue, City of
                           Philadelphia Funding
                           Program, due
                           06/15/02)...............            ETM         AAA/AAA          06/15/01(a)       6.000        5,087,500
         2,200           Pennsylvania, (Third
                           Series, due 12/01/06)...             GO          Aa3/AA          12/01/02(a)       5.875        2,282,500
                                                                                                                        ------------
                             TOTAL PENNSYLVANIA....                                                                       13,413,450
                                                                                                                        ------------

PUERTO RICO (0.8%)
         2,250           Puerto Rico Commonwealth
                           Highway & Transportation
                           Authority, (Highway
                           Revenue, Series V, due
                           07/01/12)...............             RB          Baa1/A          07/01/02(a)       6.625        2,351,250
                                                                                                                        ------------

SOUTH CAROLINA (1.3%)
         3,900           South Carolina Education
                           Assistance Authority
                           Revenue, (Series A-1,
                           due 09/01/14)...........           ARDB          NR/AAA          05/31/00(a)       4.230        3,900,000
                                                                                                                        ------------

SOUTH DAKOTA (5.0%)
         3,700           Education Loans, (Student
                           Loan Revenue,
                           Series 1A, due
                           06/01/20)...............           ARDB          Aaa/NR          05/04/00(a)       4.100        3,700,000
         6,700           Education Loans, (Student
                           Loan Revenue,
                           Series 1B, due
                           06/01/20)...............           ARDB          Aaa/NR          05/11/00(a)       4.099        6,700,000
         4,000           Education Loans, (Student
                           Loan Revenue,
                           Series 1E, due
                           06/01/20)...............           ARDB          Aaa/NR          06/02/00(a)       4.210        4,000,000
         1,040           South Dakota Building
                           Authority, (Lease
                           Revenue), AMBAC
                           Insured.................            ETM         Aaa/AAA          09/01/01          8.300        1,088,100
                                                                                                                        ------------
                             TOTAL SOUTH DAKOTA....                                                                       15,488,100
                                                                                                                        ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             SECURITY         MOODY'S             MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION          TYPE               S&P               DATE            RATE        VALUE
---------------------    --------------------------    -----------    ------------------    ------------    --------    ------------
TENNESSEE (2.7%)
       $ 8,000           Metropolitan Government
                           Nashville & Davidson
                           County, (Water & Sewer
                           Revenue, due 01/01/22),
                           AMBAC Insured...........    Prerefunded         Aaa/AAA          01/01/02(a)       6.075%    $  8,330,000
                                                                                                                        ------------

TEXAS (10.6%)
         5,000           Brazos River Authority
                           Pollution Control
                           Revenue, (Texas
                           Uitilities Electric Co.,
                           Series B, due
                           06/01/30)...............             RB          A3/BBB          06/19/00(a)       4.150        4,992,950
         5,000           Brazos River Authority
                           Pollution Control
                           Revenue, (Texas
                           Utilities Electric Co.,
                           Series A)...............             RB         A3/BBB+          04/01/33          5.000        5,002,050
         4,000           Harris County, (Toll Road
                           Suburban Lien Revenue,
                           due 08/01/14)...........             GO          Aa1/AA          08/01/01(a)       6.750        4,180,000
         4,175           Houston, (Series C, due
                           03/01/03)...............             GO         Aa3/AA-          03/01/02(a)       5.900        4,242,844
         3,000           Matagorda County,
                           (District No. 1,
                           Pollution Control
                           Revenue, Central Power &
                           Light, Series A, due
                           05/01/30)...............             RB         Baa1/A-          11/01/01(a)       4.900        2,985,000
         5,000           Matagorda County,
                           (District No. 1, Reliant
                           Energy, Inc., Series C,
                           due 05/01/29)...........             RB         Baa1/BBB         11/01/02(a)       5.200        4,950,000
         3,290           Texas, (Public Finance
                           Authority, Series B, due
                           10/01/12)...............    Prerefunded          Aa1/AA          10/01/04(a)       5.750        3,380,475
         3,000           University Of Texas
                           (Permanent University
                           Fund, Series A, due
                           07/01/13)...............             RB         Aaa/AAA          07/01/02(a)       6.250        3,056,250
                                                                                                                        ------------
                             TOTAL TEXAS...........                                                                       32,789,569
                                                                                                                        ------------

UTAH (2.0%)
         6,000           Intermountain Power
                           Agency, (Power Supply
                           Revenue, Series B), MBIA
                           Insured.................             RB         Aaa/AAA          07/01/03          6.250        6,232,500
                                                                                                                        ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             SECURITY         MOODY'S             MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION          TYPE               S&P               DATE            RATE        VALUE
---------------------    --------------------------    -----------    ------------------    ------------    --------    ------------
VERMONT (2.0%)
       $ 6,100           Vermount Student
                           Assistance Corp.,
                           (Educational Loan
                           Revenue, Series I, due
                           12/15/15)...............           ARDB         Aaa/AAA          05/31/00(a)       4.290%    $  6,100,000
                                                                                                                        ------------

VIRGINIA (1.0%)
         3,000           Virginia Transportation
                           Board, (Transportation
                           Contract Revenue,
                           Series A6, Registered D
                           Shares, due 04/01/18)...             RB          Aa/NR           05/03/00(a)       5.250        3,000,000
                                                                                                                        ------------

WASHINGTON (3.8%)
         4,515           Chelan County Public
                           Utilities District No.
                           001, (Series 1987B, due
                           07/01/62)...............             RB          Aa2/AA          07/01/01(a)       7.550        4,644,806
         4,000           Tacoma Electric System
                           Revenue, (due 01/02/15),
                           AMBAC Insured...........    Prerefunded         Aaa/AAA          01/01/01(a)       6.514        4,122,120
         1,000           Washington Public Power
                           Supply System, (Nuclear
                           Project #3, Series B,
                           due 07/01/04)...........             RB         Aa1/AA-          07/01/00(a)       7.375        1,024,040
         2,000           Washington,
                           (Series R92-B, due
                           09/01/09)...............             GO         Aa1/AA+          09/01/01(a)       6.250        2,027,500
                                                                                                                        ------------
                             TOTAL WASHINGTON......                                                                       11,818,466
                                                                                                                        ------------

WISCONSIN (3.6%)
         5,000           Wisconsin Health &
                           Education Facilities
                           Authority Revenue,
                           (Beloit College Project,
                           Series 1999, due
                           12/31/50................             PP          NR/NR           05/02/00(a)       4.447        5,000,000
         6,250           Wisconsin Health &
                           Education Facilities
                           Authority Revenue,
                           (Carthage College
                           Project, Series 1999A,
                           due 05/01/29)...........             PP          NR/NR           05/01/02(a)       4.450        6,101,563
                                                                                                                        ------------
                             TOTAL WISCONSIN.......                                                                       11,101,563
                                                                                                                        ------------
                             TOTAL LONG TERM INVESTMENTS (COST $228,872,612)........................................     227,903,830
                                                                                                                        ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             SECURITY         MOODY'S             MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION          TYPE               S&P               DATE            RATE        VALUE
---------------------    --------------------------    -----------    ------------------    ------------    --------    ------------
SHORT-TERM INVESTMENTS (20.3%)
CORPORATE OBLIGATIONS (2.6%)
       $ 8,000           MCI Worldcom, Inc. (due
                           08/17/00) (144A)........                         A3/A-           05/17/00(a)       6.270%    $  8,001,520
                                                                                                                        ------------
MUNICIPAL SECURITIES (17.7%)
COLORADO (4.3%)
        13,140           Denver City & County
                           Airport, (Series A16,
                           Registered D Shares, due
                           11/15/23), MBIA
                           Insured.................           VRDN         VMIGI/NR         05/03/00(a)       5.950       13,140,000
                                                                                                                        ------------

DISTRICT OF COLUMBIA (3.2%)
        10,000           District of Columbia,
                           (Series B)..............             GO         Baa3/BBB         06/01/00          4.250        9,990,600
                                                                                                                        ------------

OHIO (0.2%)
           500           Ohio Building Authority,
                           (Disalle Government
                           Center, Series A).......             RB          Aa2/AA          10/01/00          5.000          501,275
                                                                                                                        ------------

PUERTO RICO (3.9%)
         7,015           Puerto Rico Commonwealth,
                           (Public Improvement)....             GO          Baa1/A          07/01/00          5.000        7,020,331
         5,000           Puerto Rico Commonwealth,
                           (Series A-1, Registered
                           D Shares, due
                           07/30/00)...............           VRDN         VMIG1/NR         05/01/00(a)       6.100        5,000,000
                                                                                                                        ------------
                                                                                                                          12,020,331
                                                                                                                        ------------

SOUTH CAROLINA (1.6%)
         5,000           South Carolina Jobs
                           Economic Development
                           Authority Revenue, (St.
                           Francis Hospital,
                           Series B, due
                           12/01/00)...............           VRDN         Baa1/NR          05/03/00(a)       6.630        4,994,500
                                                                                                                        ------------

TEXAS (1.0%)
         3,000           Texas, (Series A).........           TRAN        MIG1/SP-1+        08/31/00          4.500        3,000,000
                                                                                                                        ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             SECURITY         MOODY'S             MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION          TYPE               S&P               DATE            RATE        VALUE
---------------------    --------------------------    -----------    ------------------    ------------    --------    ------------
WASHINGTON (0.3%)
       $ 1,005           Whatcom County School
                           District, (No. 501
                           Bellingham), FSA
                           Insured.................             GO         Aaa/AAA          12/01/00          4.000%    $  1,001,725
                                                                                                                        ------------

WEST VIRGINIA (1.6%)
         5,000           West Virginia Hospital
                           Finance Authority
                           Revenue, (Charleston
                           Area, Series C).........             RB          A2/NR           01/03/01          3.500        5,000,000
                                                                                                                        ------------

WISCONSIN (1.6%)
         5,000           De Pere Development
                           Revenue, (Box Packaging
                           Project, Series A, due
                           06/01/29), LOC-National
                           Westminster.............             RB          P-1/NR          12/01/00(a)       4.200        4,988,000
                                                                                                                        ------------

OTHER (0.0%)
            79           J.P. Morgan Institutional
                           Prime Money Market
                           Fund*...................                                         05/01/00          6.010(y)        79,175
                                                                                                                        ------------
                         TOTAL SHORT-TERM INVESTMENTS (COST $62,762,329)............................................      62,717,126
                                                                                                                        ------------
                         TOTAL INVESTMENTS (COST $291,634,941) (94.3%)..............................................     290,620,956
                         OTHER ASSETS IN EXCESS OF LIABILITIES (5.7%)...............................................      17,474,466
                                                                                                                        ------------
                         NET ASSETS (100.0%)........................................................................    $308,095,422
                                                                                                                        ============

------------------------------
Note: Based on the cost of the investments of $291,634,941, for federal income tax purposes at April 30, 2000, the aggregate gross unrealized appreciation and depreciation was $177,371 and $1,191,356 respectively, resulting in net unrealized depreciation of investments of $1,013,985.

(a) The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date, which may vary. The actual maturity date is indicated in the security description.

(y) Yield to Maturity

Abbreviations used in Schedule of Investments:

AMBAC - Ambac Indemnity Corp., ARDB - Auction Rate Debt Bond, ETM - Escrowed to Maturity, FSA - Financial Securities Assurance, GO - General Obligation Bond, LOC - Letter of Credit, MBIA - Municipal Bond Investors Assurance Group, MTN - Medium Term Note, NR - Not Rated, PP - Private Placement, RB - Revenue Bond, TRAN - Tax Revenue Anticipation Note, VRDN - Variable Rate Demand Note, 144A - Securities restricted for resale to Qualified Institutional Buyers

*Money Market Mutual Fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Investment Management, Inc.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $291,634,941 )          $290,620,956
Cash                                                 18,221,542
Interest Receivable                                   4,508,212
Receivable for Expense Reimbursements                   139,503
Prepaid Trustees' Fees                                    1,884
Prepaid Expenses and Other Assets                           291
                                                   ------------
    Total Assets                                    313,492,388
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     5,047,869
Dividends Payable to Shareholders                       209,405
Advisory Fee Payable                                     66,506
Shareholder Servicing Fee Payable                        30,489
Administrative Services Fee Payable                      12,886
Fund Services Fee Payable                                   236
Administration Fee Payable                                  193
Accrued Expenses                                         29,382
                                                   ------------
    Total Liabilities                                 5,396,966
                                                   ------------
NET ASSETS                                         $308,095,422
                                                   ============
INSTITUTIONAL SHARES
Applicable to 140,899,957 shares outstanding
  (par value $0.001, unlimited shares authorized)  $279,602,093
                                                   ============
Net Asset Value, Offering and Redemption Price
  per Share                                               $1.98
                                                           ----
                                                           ----
SELECT SHARES
Applicable to 14,355,978 shares outstanding
  (par value $0.001, unlimited shares authorized)  $ 28,493,329
                                                   ============
Net Asset Value, Offering and Redemption Price
  per Share                                               $1.98
                                                           ----
                                                           ----
ANALYSIS OF NET ASSETS
Paid-in capital                                    $310,141,798
Distributions in Excess of Net Investment Income            (76)
Accumulated Net Realized Loss on Investments         (1,032,315)
Net Unrealized Depreciation of Investments           (1,013,985)
                                                   ------------
    Net Assets                                     $308,095,422
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $8,153,995
EXPENSES
Advisory Fee                                       $ 452,977
Shareholder Servicing Fee-Institutional Shares       166,054
Administrative Services Fee                           89,248
Custodian Fees and Expenses                           58,728
Shareholder Servicing Fee-Select Shares               37,817
Registration Fees                                     23,113
Fund Services Fee                                      3,113
Administrative Fee                                     1,278
Trustees' Fees and Expenses                              803
Miscellaneous                                         52,212
                                                   ---------
    Total Expenses                                   885,343
Less: Reimbursement of Expenses                     (394,582)
                                                   ---------
NET EXPENSES                                                     490,761
                                                              ----------
NET INVESTMENT INCOME                                          7,663,234
NET REALIZED LOSS ON INVESTMENTS                                (585,024)
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                     84,075
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $7,162,285
                                                              ==========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     FOR THE PERIOD
                                                    FOR THE SIX      APRIL 16, 1999
                                                    MONTHS ENDED    (COMMENCEMENT OF
                                                   APRIL 30, 2000  OPERATIONS) THROUGH
                                                    (UNAUDITED)     OCTOBER 31, 1999
                                                   --------------  -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   7,663,234   $        6,010,638
Net Realized Loss on Investments                        (585,024)            (447,291)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                           84,075           (1,098,060)
                                                   -------------   ------------------
    Net Increase in Net Assets Resulting from
      Operations                                       7,162,285            4,465,287
                                                   -------------   ------------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
  INCOME
Institutional Shares                                  (7,055,783)          (5,639,686)
Select Shares                                           (607,527)            (370,952)
                                                   -------------   ------------------
    Total Distributions from Net Investment
      Income                                          (7,663,310)          (6,010,638)
                                                   -------------   ------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold     169,655,948          442,652,632
Reinvestment of Dividends                              5,905,142            4,545,226
Cost of Shares of Beneficial Interest Redeemed      (249,510,421)         (63,106,729)
                                                   -------------   ------------------
    Net Increase (Decrease) from Shareholder
      Transactions                                   (73,949,331)         384,091,129
                                                   -------------   ------------------
    Total Increase (Decrease) in Net Assets          (74,450,356)         382,545,778
NET ASSETS
Beginning of Period                                  382,545,778                   --
                                                   -------------   ------------------
End of Period (including undistributed net
  investment income of $0 and $0, respectively)    $ 308,095,422   $      382,545,778
                                                   =============   ==================

The Accompanying Notes are an Integral Part of the Financial Statements.

THE J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                            INSTITUTIONAL SHARES                         SELECT SHARES
                                    -------------------------------------    -------------------------------------
                                                        FOR THE PERIOD                           FOR THE PERIOD
                                     FOR THE SIX        APRIL 16, 1999        FOR THE SIX          MAY 6, 1999
                                     MONTHS ENDED      (COMMENCEMENT OF       MONTHS ENDED      (COMMENCEMENT OF
                                    APRIL 30, 2000    OPERATIONS) THROUGH    APRIL 30, 2000    OPERATIONS) THROUGH
                                     (UNAUDITED)      OCTOBER 31, 1999(A)     (UNAUDITED)      OCTOBER 31, 1999(B)
                                    --------------    -------------------    --------------    -------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                               $   1.99            $   2.00              $  1.99              $  2.00
                                       --------            --------              -------              -------

INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income                      0.04                0.04                 0.04                 0.04
Net Realized and Unrealized Loss
  on Investments                          (0.01)              (0.01)               (0.01)               (0.01)
                                       --------            --------              -------              -------
Total from Investment Operations           0.03                0.03                 0.03                 0.03
                                       --------            --------              -------              -------

LESS DISTRIBUTIONS TO
  SHAREHOLDERS FROM
Net Investment Income                     (0.04)              (0.04)               (0.04)               (0.04)
                                       --------            --------              -------              -------

NET ASSET VALUE, END OF PERIOD         $   1.98            $   1.99              $  1.98              $  1.99
                                       ========            ========              =======              =======

RATIOS AND SUPPLEMENTAL DATA
Total Return                               1.63%(c)            1.57%(c)             1.50%(c)             1.29%(c)
Net Assets, End of Period (in
  thousands)                           $279,602            $354,823              $28,493              $27,723
Ratios to Average Net Assets
  Net Expenses                             0.25%(d)            0.25%(d)             0.50%(d)             0.50%(d)
  Net Investment Income                    4.25%(d)            4.01%(d)             4.02%(d)             3.75%(d)
  Expenses without Reimbursement           0.46%(d)            0.57%(d)             0.76%(d)             0.72%(d)
Portfolio Turnover                           65%(c)              69%(c)               65%(c)               69%(c)

------------------------
(a) The figures have been adjusted to reflect a stock split that occurred on July 27, 1999. (7.50251256 to 1)

(b) The figures have been adjusted to reflect a stock split that occurred on July 27, 1999. (7.51256281 to 1)

(c) Not Annualized.

(d) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Tax Aware Enhanced Income Fund (the "fund") is a series of J.P. Morgan Series Trust, a Massachusetts business trust (the "trust") which was organized on August 15, 1996. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The trustees of the trust have divided the beneficial interests in the fund into two classes of shares, Institutional Shares which commenced operation on April 16, 1999 and Select Shares which commenced operations on May 6, 1999. On July 27, 1999, both share classes had a share split. This lowered the fund's net asset value to $1.99, which should reduce overall price volatility. The investment objective of the fund is to provide high current after tax income consistent with principal preservation by investing in tax exempt securities that are primarily municipal obligations and taxable fixed income securities. The Declaration of Trust permits the trustees to issue an unlimited number of shares in the fund.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) The fund values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the fund's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the fund's Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

      Because of the large number of municipal bond issues outstanding, varying maturity dates, and the coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------
      exchange on which they are traded closes and the time when the fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the fund's trustees.

      The fund's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the fund. It is the policy of the fund to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the fund are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the fund are presented at the exchange rates and market values prevailing at the end of the period, the fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The fund may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the fund as unrealized appreciation or depreciation of forward foreign currency contract translations. At April 30, 2000, the fund had no open forward foreign currency contracts.

   e) A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the fund enters into the contract. Upon entering into such a contract the fund is required to pledge to the broker an amount of cash and/ or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the fund agrees to receive from, or pay to, the broker an amount of cash equal to the daily

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------
      fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The fund invests in futures contracts for the purpose of hedging its existing fund securities, or securities the fund intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. There were no open futures contracts at April 30, 2000.

   f) The fund may enter into commitments to buy and sell investments to settle on future dates as part of its normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the security were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

   g) The fund may engage in swap transactions, specifically interest rate, currency, index and total return swaps. The fund will use these transactions to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. An interest rate swap is an agreement between two parties to exchange interest payments on a specified amount ("the notional amount") for a specified period. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Risks associated with swap transactions include the ability of counterparties to meet the terms of their contracts, and the amount of the fund's potential gain or loss on swap transactions is not subject to any fixed limit.

   h) Net investment income (other than shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

   i) Substantially all of the fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholder's of net realized capital gains, if any, are declared and paid annually.

   j) The fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

2. TRANSACTIONS WITH AFFILIATES

   a) The fund has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------
      owned subsidiary of J.P. Morgan and Company, Incorporated ("J.P. Morgan"). Under the terms of the Agreement, the fund pays Morgan at an annual rate of 0.25% of the fund's average daily net assets. For the six months ended April 30, 2000, this fee amounted to $452,977. The advisory fee above includes $9,007 rebate from the J.P. Morgan Institutional Prime Money Market Fund as a result of the Fund's investment in the J.P. Morgan Institutional Prime Money Market Fund.

   b) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 2000, the fee for these services amounted to $1,278.

   c) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for overseeing certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the trust and certain other investment companies for which Morgan provides similar services in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust and certain other investment companies for which Morgan provides similar service. For the six months ended April 30, 2000, the fee for these services amounted to $89,248.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, at no more than annual 0.25% and 0.50% of the average daily net assets of the Institutional Shares and Select Shares, respectively. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan. For the six months ended April 30, 2000, Morgan has agreed to reimburse Institutional Shares and Select Shares, $355,124 and $39,458, respectively, for expenses under this agreement.

   d) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance services to fund shareholders. The Agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% and 0.25% for Institutional Shares and Select Shares, respectively. For the six months ended April 30, 2000, the fee for these services amounted to $166,054 and $37,817 for Institutional Shares and Select Shares, respectively.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   e) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of the Group. The fund's allocated portion of Group's costs in performing its services amounted to $3,113 for the six months ended April 30, 2000.

   f) The fund made investments of cash balances in the J.P. Morgan Institutional Prime Money Market Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. For the six months ended April 30, 2000, the Fund earned $50,085 in aggregate from such investments, which is included in interest income.

   g) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $600.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

INSTITUTIONAL SHARES

                                                                                     FOR THE PERIOD
                                                                                     APRIL 16, 1999
                                                           FOR THE SIX              (COMMENCEMENT OF
                                                          MONTHS ENDED             OPERATIONS) THROUGH
                                                         APRIL 30, 2000             OCTOBER 31, 1999
                                                   ---------------------------  -------------------------
                                                      SHARES        AMOUNT        SHARES        AMOUNT
                                                   ------------  -------------  -----------  ------------
Shares of Beneficial Interest Sold...............    74,165,444  $ 147,309,008   59,897,441  $409,818,197
Reinvestment of Dividends........................     2,702,138      5,364,927    1,819,148     4,238,425
Shares Issued Due to Stock Split.................            --             --  134,183,876            --
Shares of Beneficial Interest Redeemed...........  (114,603,204)  (227,434,160) (17,264,886)  (57,789,703)
                                                   ------------  -------------  -----------  ------------
Net Increase (Decrease)..........................   (37,735,622) $ (74,760,225) 178,635,579  $356,266,919
                                                   ============  =============  ===========  ============

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

SELECT SHARES

                                                                                  FOR THE PERIOD
                                                                                    MAY 6, 1999
                                                          FOR THE SIX            (COMMENCEMENT OF
                                                         MONTHS ENDED           OPERATIONS) THROUGH
                                                        APRIL 30, 2000           OCTOBER 31, 1999
                                                   -------------------------  -----------------------
                                                     SHARES        AMOUNT       SHARES      AMOUNT
                                                   -----------  ------------  ----------  -----------
Shares of Beneficial Interest Sold...............   11,237,520  $ 22,346,940   6,301,706  $32,834,435
Reinvestment of Dividends........................      272,154       540,215     126,790      306,800
Shares Issued Due to Stock Split.................           --            --   9,632,859           --
Shares of Beneficial Interest Redeemed...........  (11,108,545)  (22,076,261) (2,106,506)  (5,317,025)
                                                   -----------  ------------  ----------  -----------
Net Increase.....................................      401,129  $    810,894  13,954,849  $27,824,210
                                                   ===========  ============  ==========  ===========

4. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period November 1, 1999 through April 30, 2000 were as follows:

                                                     COST OF       PROCEEDS
                                                    PURCHASES     FROM SALES
                                                   ------------  ------------
U.S. Government and Agency Obligations...........            --     5,000,000
Corporation Obligations..........................            --       866,799
Municipal Obligations............................   185,640,856   236,743,253
                                                   ------------  ------------
                                                   $185,640,856  $242,610,052
                                                   ============  ============

5. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 27, 1998, with unaffiliated lenders. The Agreement expired on May 26, 1999, however, the fund as party to the Agreement has renewed the Agreement and will continue its participation therein for an additional
364 days until May 23, 2000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.085% (0.065% prior to May 26, 1999) on the unused portion of the committed amount; This is allocated to the funds in accordance with procedures established by their respective trustees. There were no outstanding borrowings pursuant to the Agreement as of April 30, 2000.

FOR MORE INFORMATION ON THE J.P. MORGAN FUNDS,
CALL J.P. MORGAN FUNDS SERVICES:
     INSTITUTIONAL SHARES (800) 766-7722
     SELECT SHARES (800) 521-5411

IMSAR784_785

J.P. Morgan
Tax Aware
Enhanced
Income Fund


SEMIANNUAL REPORT
APRIL 30, 2000